S000074041 [Member] Investment Objectives and Goals - TSW Emerging Markets Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY TSW Emerging Markets Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the TSW Emerging Markets Fund (the “Fund”) is to maximize long-term capital appreciation.